Lines of Credit and Long-Term Obligation	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Lines of Credit and Long-Term Obligation
Lines of Credit and Long-Term Obligation

Note 9: Lines of Credit and Long-Term Obligation

Line of Credit

The Company executed an amendment to its Credit Facility with Bank of America on January 24, 2022, (retroactive to January 1, 2022), to transition the interest rate benchmark from Libor to a Secured Overnight Financing Rate (SOFR). The effective interest rate on the revolver using SOFR for the nine months ended March 31, 2023 was 5.48% (SOFR plus a spread of 2.11%). The effective interest rate for the nine months ended March 31, 2022, was 2.21%. All assets (with certain capitalized lease exceptions) and interest in assets of the Company are pledged as collateral under the Credit Facility.

The Credit Facility matures on September 29, 2023, with a variable annual interest rate equal to the higher of the Prime rate, Federal Funds rate plus .5% or Bank of America Libor rate plus 2%, up to January 1, 2022, and SOFR plus a spread of 2.11% going forward. On June 30, 2022, the Credit Facility with Bank of America was increased from $175 million to $225 million. On April 21, 2023, in connection with Amendment No. 12 as defined below, the Credit Facility with Bank of America was reduced from $225 million to $175 million.

The Credit Facility contains certain financial covenants with which the Company is required to comply. Failure to comply with the financial covenants contained in the Credit Facility could result in an event of default. An event of default, if not cured or waived, would permit acceleration of any outstanding indebtedness under the Credit Facility. The Company obtained a waiver for non-compliance with one non-financial covenant related to its delivery of the monthly unaudited financial statements and compliance certificates for the periods pertaining to June 30, 2022, July 31, 2022, and August 31, 2022. These non-compliances resulted in events of default under the Revolving Credit Facility and accordingly, the Credit Facility was classified as a current liability as of June 30, 2022.

On April 21, 2023, certain subsidiaries of the Company, as Borrowers thereunder (the “Borrowers”), entered into an Amendment Number Twelve and Waiver (“Amendment No. 12”) to the Credit Facility. Amendment No. 12 provides for the waiver by Bank of America and the Required Lenders (as defined in the Credit Facility) of certain specified events of default under the Credit Facility, including the failure by the Borrowers to meet the Fixed Charge Coverage Ratio covenant requirement for the twelve trailing months ended November 30, 2022, December 31, 2022, January 31, 2023 and February 28, 2023 and certain other non-financial covenant breaches, and modifies the Credit Facility to, among other things, (i) suspend the Fixed Charge Coverage Ratio covenant requirement until the first calendar month end for which the Borrowers are in compliance with such requirement (the “Fixed Charge Coverage Compliance Date”), and (ii) add an additional covenant requiring the Borrowers to maintain specified minimum levels of EBITDA, which requirement will remain in effect until the Fixed Charge Coverage Compliance Date. Pursuant to Amendment No. 12, the Borrowers agreed to pay to Agent a waiver fee in the amount of approximately $180 thousand.

Availability under the Credit Facility is limited by the Company's borrowing base calculation, as defined in the Credit Agreement. In addition, there is a commitment fee of 0.25% for unused credit line with fees for the nine months ended March 31, 2023, and 2022 of $134 thousand and $120 thousand, respectively. Availability at March 31, 2023, was $24 million with an outstanding revolver balance of $127 million. Availability at June 30, 2022 was $48 million with an outstanding revolver balance of $136 million.

Revolver Balance consists of the following at:

($ in thousands)	March 31, 2023	June 30, 2022
Bank of America Revolving Credit Agreement	$127,426	$136,176
Less: Deferred Finance Costs	(83)	(208)
Revolving Credit, Net	$127,343	$135,968

Note 8:Lines of Credit and Long-Term Obligation

Line of Credit

On June 30, 2022, the credit line with Bank of America was amended for the current period which ends September 29, 2023, and increased from $175 million to $225 million with a variable annual interest rate equal to the higher of the Prime rate, Federal Funds rate plus .5% or Bank of America SOFR rate plus 2.11% (Libor rate plus 2% is the prior agreement). As of June 30, 2022, the interest rate was 3.61% (SOFR 1.5% plus a spread of 2.11%). As of June 30, 2021, the interest rate was 2.25% (Libor .25% plus a spread of 2%) with borrowing above the contracted Libor at 4.25% (Base Rate 3.25% plus a spread of 1%). The weighted average interest rate on the revolver for fiscal years ended June 30, 2022, and 2021 was 2.5% and 4.15% respectively.

All assets (with certain capitalized lease exceptions) and interest in assets of the Company are pledged as collateral under the Credit Facility. In addition, the Credit Facility contains certain financial covenants with which the Company is required to comply. Failure to comply with the financial covenants contained in the Credit Facility could result in an event of default. An event of default, if not cured or waived, would permit acceleration of any outstanding indebtedness under the Credit Facility. As of June 30, 2022, the Company was in compliance with all financial covenants pertaining to the credit facility. The Company obtained a waiver for non-compliance with one non-financial covenant related to its delivery of the monthly unaudited financial statements and compliance certificates for the periods pertaining to June 30, 2022, July 31, 2022, and August 31, 2022. This non-compliance resulted in events of default under the Revolving Credit Facility. As a result of this non-compliance as of the June 30, 2022, balance sheet date and periods thereafter, the Company has classified the outstanding balance of the Revolving Credit Facility Net of $135,968 as a current liability as of June 30, 2022. The Company expects that it will comply with this non-financial covenant for a period of at least one year from the issuance of these financial statements.

Availability under the Credit Facility is limited by the Company’s borrowing base calculation, as defined in the Credit Agreement. In addition, there is a commitment fee of 0.25% for unused credit line with fees for year ended June 30, 2022, and 2021 of $100 thousand and $300 thousand, respectively. Availability at June 30, 2022, was $48 million with an outstanding revolver balance of $136 million. Availability on June 30, 2021, was $95 million with an outstanding revolver balance of $54 million.

Revolver Balance consists of the following at:

($ in thousands)	June 30, 2022	June 30, 2021
Bank of America Revolving Credit Agreement	$136,176	$53,955
Less: Deferred Finance Costs	(208)	(375)
Revolving Credit, Net	$135,968	$53,580

Seller Notes

As part of the acquisition described in Note 15, the Company issued an $8.5 million subordinated note payable effective September 2020 that matures in September 2022. Interest is incurred at an annual rate of 6%. After a $2.5 million early payment, there was $3.75 million outstanding in current and long-term liabilities on the consolidated balance sheet as of June 30, 2021. As of June 30, 2022, the Seller Note balance was paid in full.